SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund

December 31, 2024 (Unaudited)
Principal Amount		Value
Corporate Bonds — 42.5%
Australia — 0.5%
$179,000	CIMIC Finance USA Pty Ltd., 7.00%, 3/25/34(a)	$184,464
160,000	Santos Finance Ltd., 3.65%, 4/29/31(b)	141,380
		325,844
Brazil — 2.4%
165,630	Guara Norte Sarl, 5.20%, 6/15/34(b)	150,958
200,000	Nexa Resources SA, 6.75%, 4/9/34(a)	202,310
366,000	Raizen Fuels Finance SA, 5.70%, 1/17/35(a)	339,094
200,000	Raizen Fuels Finance SA, 6.45%, 3/5/34(a)	197,179
285,000	Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(a)	283,848
280,000	Yinson Boronia Production BV, 8.95%, 7/31/42(a)	290,637
		1,464,026
Canada — 2.2%
192,000	AltaGas Ltd., 7.20%, 10/15/54(a),(c)	193,436
430,000	CI Financial Corp., 7.50%, 5/30/29(a)	448,954
177,000	Fairfax Financial Holdings Ltd., 6.10%, 3/15/55(a)	174,777
210,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34(a)	204,267
295,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54(a)	285,171
		1,306,605
Chile — 1.0%
200,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	195,028
410,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	417,007
		612,035
France — 1.2%
200,000(d)	Electricite de France SA, 3.38%, (b),(c),(e)	193,332
319,000	Societe Generale SA, 1.49%, 12/14/26(a),(c)	307,831
200,000	Societe Generale SA, 9.38%, (a),(c),(e)	207,263
		708,426
Germany — 1.5%
210,000	Bayer US Finance LLC, 6.38%, 11/21/30(a)	216,181
200,000(d)	Commerzbank AG, EMTN, 7.88%, (b),(c),(e)	227,385
270,000	Deutsche Bank AG, 5.40%, 9/11/35(c)	256,644
200,000(d)	Deutsche Bank AG, 6.75%, (b),(c),(e)	208,677
		908,887
Ireland — 0.9%
203,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	195,125
380,000	Avolon Holdings Funding Ltd., 5.75%, 3/1/29(a)	383,885
		579,010
Italy — 1.3%
384,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	384,019

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$204,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(a),(c)	$229,978
200,000(d)	UniCredit SpA, EMTN, 4.45%, (b),(c),(e)	202,474
		816,471
Japan — 1.3%
479,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(a)	461,823
336,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	315,818
		777,641
Macao — 1.0%
587,000	Sands China Ltd., 5.13%, 8/8/25	584,828

Mexico — 1.7%
200,000	Banco Mercantil del Norte SA, 8.38%, (a),(c),(e)	198,895
222,000	Banco Mercantil del Norte SA, 8.75%, (a),(c),(e)	220,024
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy, 7.88%, 2/15/39(a)	206,440
200,000	Comision Federal de Electricidad, 6.45%, 1/24/35(a)	188,751
200,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(a)	196,630
		1,010,740
Nigeria — 0.7%
440,000	African Development Bank, 5.75%, (c),(e)	421,824

Norway — 0.8%
157,000	Aker BP ASA, 5.80%, 10/1/54(a)	142,234
300,000	Var Energi ASA, 8.00%, 11/15/32(a)	337,426
		479,660
Spain — 0.7%
200,000(d)	Banco de Sabadell SA, 5.75%, (b),(c),(e)	208,009
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 5.80%, 3/14/28(f)	201,391
		409,400
United Kingdom — 0.8%
185,000	Macquarie Airfinance Holdings Ltd., 5.15%, 3/17/30(a)	180,906
282,000	Macquarie Airfinance Holdings Ltd., 8.38%, 5/1/28(a)	295,882
		476,788
United States — 24.5%
213,000	Aircastle Ltd., 2.85%, 1/26/28(a)	198,168
270,000	Ally Financial, Inc., Series B, 4.70%, (c),(e)	251,898
294,000	Ally Financial, Inc., 6.65%, 1/17/40(c)	286,028
179,000	American National Group, Inc., 5.75%, 10/1/29	179,450
242,000(d)	Aptiv Swiss Holdings Ltd., 4.25%, 6/11/36	254,087
470,000	Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(a)	470,822
340,000	BGC Group, Inc., 6.60%, 6/10/29	348,434
174,000	BGC Group, Inc., 8.00%, 5/25/28	185,043

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$223,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	$134,619
180,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.55%, 6/1/34	184,039
180,000	Citizens Financial Group, Inc., 5.72%, 7/23/32(c)	180,526
480,000	Citizens Financial Group, Inc., Series B, (Term SOFR 3M + 3.265%), 7.85%, (e),(g)	478,119
160,000	CNO Financial Group, Inc., 6.45%, 6/15/34	165,122
352,000	Continental Resources, Inc., 2.27%, 11/15/26(a)	333,537
185,000	Continental Resources, Inc., 4.90%, 6/1/44	149,625
142,000	Discover Financial Services, 7.96%, 11/2/34(c)	162,215
302,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 7.85%, 11/1/66(f)	299,663
228,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 7.73%, 8/16/77(g)	226,929
215,000	Essent Group Ltd., 6.25%, 7/1/29	219,586
306,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	297,383
279,000	F&G Annuities & Life, Inc., 7.40%, 1/13/28	290,362
207,000	F&G Global Funding, 5.88%, 6/10/27(a)	209,643
223,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 7.62%, (e),(g)	222,021
324,000	Fifth Third Bancorp, Series J, (Term SOFR 3M + 3.391%), 7.72%, (e),(g)	323,025
200,000	First American Financial Corp., 5.45%, 9/30/34	193,052
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	130,643
200,000	Ford Motor Credit Co. LLC, 7.12%, 11/7/33	208,834
400,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	390,994
200,000	Foundry JV Holdco LLC, 6.15%, 1/25/32(a)	201,691
200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	201,946
169,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	170,853
182,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	178,695
190,000	GLP Capital LP / GLP Financing II, Inc., REIT, 6.25%, 9/15/54	188,621
167,000	GXO Logistics, Inc., 6.50%, 5/6/34	171,223
200,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54(a)	193,445
159,000	Helmerich & Payne, Inc., 4.65%, 12/1/27(a)	157,030
248,000	Helmerich & Payne, Inc., 5.50%, 12/1/34(a)	235,692
176,000	Huntington Bancshares, Inc., 6.14%, 11/18/39(c)	176,625
283,000	Intel Corp., 3.20%, 8/12/61	153,291
210,000	Intel Corp., 5.60%, 2/21/54	184,357
229,000	Intel Corp., 5.70%, 2/10/53	202,778
194,000	Jane Street Group / JSG Finance, Inc., 6.13%, 11/1/32(a)	191,821
223,000	Kroger Co. (The), 5.65%, 9/15/64	209,916
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	158,501
190,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	190,315
302,000	MGIC Investment Corp., 5.25%, 8/15/28	295,427
332,961	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(a)	335,141

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$266,000	Morgan Stanley, 2.48%, 9/16/36(c)	$216,351
289,000	Paramount Global, 6.38%, 3/30/62(c)	279,274
220,000	Patterson-UTI Energy, Inc., 3.95%, 2/1/28	210,472
107,000	PG&E Corp., 7.38%, 3/15/55(c)	109,727
190,000	Piedmont Operating Partnership LP, REIT, 6.88%, 7/15/29	195,338
225,000	Pilgrim’s Pride Corp., 3.50%, 3/1/32	193,970
189,000	Pilgrim’s Pride Corp., 6.25%, 7/1/33	192,810
610,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.90%, (e),(g)	608,744
180,000	Royalty Pharma Plc, 5.90%, 9/2/54	171,031
174,000(d)	Timken Co. (The), 4.13%, 5/23/34	180,335
260,000	U.S. Cellular Corp., 6.70%, 12/15/33	274,731
140,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(b)	128,703
200,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	167,884
166,000	VICI Properties LP / VICI Note Co., Inc., REIT, 3.88%, 2/15/29(a)	156,470
230,000	Warnermedia Holdings, Inc., 5.39%, 3/15/62	169,281
110,000	Whistler Pipeline LLC, 5.70%, 9/30/31(a)	109,803
238,000	Whistler Pipeline LLC, 5.95%, 9/30/34(a)	238,783
192,000(d)	WP Carey, Inc., REIT, 3.70%, 11/19/34	196,392
250,000	Zions Bancorp NA, 6.82%, 11/19/35(c)	252,403
		14,823,737
Total Corporate Bonds		25,705,922
(Cost $25,859,659)
Asset Backed Securities — 21.3%
Cayman Islands — 2.5%
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 7.63%, 4/20/31(a),(f)	497,850
500,000	Northwoods Capital XVII Ltd., Series 2018-17A, Class D, (Term SOFR 3M + 3.112%), 7.74%, 4/22/31(a),(f)	498,300
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 7.66%, 7/15/31(a),(f)	498,750
		1,494,900
United States — 18.8%
275,000	ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(a)	275,335
350,000	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68%, 12/26/31(a)	350,552
320,547	ACHV ABS TRUST, Series 2024-1PL, Class B, 6.34%, 4/25/31(a)	323,863
345,168	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29(a)	346,524
340,000	ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(a)	349,900
150,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(a)	150,727
500,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class E, 3.64%, 3/13/28(a)	494,817
225,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34%, 8/12/31(a)	222,597
550,000	Centersquare Issuer LLC, Series 2024-1A, Class B, 5.60%, 10/26/54(a)	511,783

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$175,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31(a)	$174,981
175,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	178,074
180,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	176,609
215,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	217,033
300,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31(a)	293,645
300,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31(a)	301,039
225,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18%, 2/17/32(a)	220,116
127,690	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	120,001
499,978	Pagaya AI Debt Grantor Trust, Series 2024-8, Class B, 5.46%, 1/15/32(a)	500,738
500,000	Pagaya AI Debt Grantor Trust, Series 2024-11, Class B, 5.64%, 7/15/32(a)	500,576
549,975	Pagaya AI Debt Grantor Trust, Series 2024-8, Class D, 6.53%, 1/15/32(a)	551,658
392,115	Pagaya AI Debt Grantor Trust 2024-6 And Pagaya AI Debt Trust, Series 2024-6, Class B, 6.59%, 11/15/31(a)	396,047
715,000	Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49(a)	699,332
480,000	Summit Issuer LLC, Series 2020-1A, Class A2, 2.29%, 12/20/50(a)	466,173
310,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	310,353
500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(a)	505,667
118,343	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(a)	119,129
520,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(a)	541,605
425,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class E, 8.64%, 7/15/30(a)	436,596
567,144	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(a)	567,713
450,000	Upstart Securitization Trust, Series 2023-2, Class B, 7.92%, 6/20/33(a)	459,683
625,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21%, 4/15/30(a)	618,338
		11,381,204
Total Asset Backed Securities		12,876,104
(Cost $12,906,252)
U.S. Government Agency Backed Mortgages — 20.1%
United States — 20.1%
1,175,000	Fannie Mae, (TBA), 3.50%, 1/1/55	1,038,881

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$675,000	Fannie Mae, (TBA), 4.00%, 1/1/55	$616,771
1,625,000	Fannie Mae, (TBA), 3.00%, 1/1/55	1,378,730
2,650,000	Fannie Mae, (TBA), 2.50%, 1/1/55	2,157,580
3,425,000	Fannie Mae, (TBA), 2.00%, 1/1/55	2,663,167
858,706	Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	786,725
188,450	Fannie Mae, Pool #CB4766, 5.00%, 9/1/52	183,477
524,439	Fannie Mae, Pool #CB4768, 5.00%, 9/1/52	511,749
218,999	Fannie Mae, Pool #BT7932, 5.50%, 10/1/52	219,616
361,303	Fannie Mae, Pool #CB5344, 6.50%, 12/1/52	373,491
97,031	Fannie Mae, Pool #CB4969, 5.50%, 10/1/52	97,081
552,510	Fannie Mae, Pool #CB7160, 6.50%, 9/1/53	564,637
1,000,000	Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	986,788
405,002	Freddie Mac, Pool #RA7718, 4.50%, 7/1/52	381,895
170,389	Freddie Mac, Pool #QF4133, 6.00%, 11/1/52	174,297
		12,134,885
Total U.S. Government Agency Backed Mortgages		12,134,885
(Cost $12,528,348)
Collateralized Mortgage Obligations — 13.5%
United States — 13.5%
191,952	BRAVO Residential Funding Trust, Series 2023-NQM5, Class A3, 7.01%, 6/25/63(a)	193,561
258,000	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 6.27%, 7/25/44(a),(f)	259,013
100,000	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (SOFR30A + 1.800%), 6.37%, 1/25/44(a),(f)	100,691
225,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 6.37%, 2/25/44(a),(f)	225,857
165,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 7.07%, 10/25/43(a),(f)	168,517
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 7.67%, 3/25/42(a),(f)	91,171
517,642	Cross Mortgage Trust, Series 2024-H2, Class A2, 6.42%, 4/25/69(a)	520,193
414,923	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)	422,463
204,266	CSMC Trust, Series 2020-SPT1, Class A2, 3.23%, 4/25/65(a)	202,195
161,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class M2, (SOFR30A + 1.450%), 6.02%, 10/25/44(a),(f)	161,177
80,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 6.27%, 5/25/44(a),(f)	80,301
256,867	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 6.57%, 5/25/43(a),(f)	259,732
86,697	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 6.66%, 3/25/43(a),(f)	87,820
606,338	GCAT Trust, Series 2023-NQM2, Class A3, 6.60%, 11/25/67(a)	606,871
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 5.66%, 10/15/36(a),(f)	246,286
193,048	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	179,343

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$365,211	OBX Trust, Series 2023-NQM3, Class A1, 5.95%, 2/25/63(a)	$366,541
563,364	OBX Trust, Series 2023-NQM6, Class A1, 6.52%, 7/25/63(a)	568,308
326,079	OBX Trust, Series 2023-NQM10, Class A2, 6.92%, 10/25/63(a)	329,679
322,947	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(a)	325,844
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(h)	377,525
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(h)	362,887
488,469	Verus Securitization Trust, Series 2024-8, Class A2, 5.62%, 10/25/69(a)	485,629
327,590	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(a)	327,317
334,649	Verus Securitization Trust, Series 2023-5, Class A2, 6.76%, 6/25/68(a)	336,701
464,541	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(a)	470,519
377,889	Verus Securitization Trust, Series 2023-INV2, Class A3, 7.08%, 8/25/68(a)	380,586
		8,136,727
Total Collateralized Mortgage Obligations		8,136,727
(Cost $8,219,633)
Bank Loans — 6.3%
Cayman Islands — 0.8%
500,000	AS Mileage Plan IP Ltd., (Term SOFR 3M + 2.00%), 6.66%, 10/15/31(f)	501,750

Ireland — 0.4%
250,000	Setanta Aircraft Leasing DAC, (Term SOFR 1M + 1.75%), 6.35%, 11/6/28(f)	250,715

United States — 5.1%
589,000	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.75%), 6.12%, 6/24/30(f)	588,346
435,600	Charter Communications Operating LLC, (Term SOFR 1M + 2.00%), 6.59%, 12/9/30(f)	434,015
437,092	Citadel Securities LP, (Term SOFR 3M + 2.00%), 6.57%, 10/31/31(f)	438,084
232,931	Entegris, Inc, (Term SOFR 3M + 1.75%), 6.35%, 7/6/29(f)	234,154
400,000	Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 6.34%, 11/8/30(f)	401,752
500,000	Terex Corp., (Term SOFR 1M + 2.00%), 6.32%, 10/8/31(f)	501,095
456,550	United Rentals North America, Inc., (Term SOFR 1M + 1.75%), 6.32%, 2/14/31(f)	459,860
		3,057,306
Total Bank Loans		3,809,771
(Cost $3,791,142)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
Foreign Government Bonds — 2.3%
Ireland — 0.8%
$470,000	Amazon Conservation DAC, 6.03%, 1/16/42(a)	$473,020

Mexico — 0.2%
2,670,000(i)	Mexican Bonos, Series M, 8.50%, 3/1/29	121,613

Romania — 0.3%
190,000	Romanian Government International Bond, 7.63%, 1/17/53(a)	191,942

South Africa — 1.0%
650,000	Republic of South Africa Government International Bond, 7.95%, 11/19/54(a)	623,213

Total Foreign Government Bonds		1,409,788
(Cost $1,454,747)

Shares
Preferred Stocks — 0.4%
Bermuda — 0.4%
9,350	Aspen Insurance Holdings Ltd.(e)	237,770

Total Preferred Stocks		237,770
(Cost $233,750)
Investment Company — 5.5%
3,292,629	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (j)	3,292,629
Total Investment Company		3,292,629
(Cost $3,292,629)
Total Investments		$67,603,596
(Cost $68,286,160) — 111.9%
Liabilities in excess of other assets — (11.9)%		(7,168,135)
NET ASSETS — 100.0%		$60,435,461

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2024 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Principal amount denoted in Euros.
(e)	Perpetual security with no stated maturity date.
(f)	Floating rate note. Rate shown is as of report date.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2024.
(h)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(i)	Principal amount denoted in Mexican peso.
(j)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Foreign currency exchange contracts as of December 31, 2024:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	580,000	CHF	537,273	Citibank N.A.	1/15/25	$8,146
EUR	300,000	CHF	276,877	Citibank N.A.	1/15/25	5,342
USD	1,563,414	EUR	1,430,618	Citibank N.A.	1/15/25	80,628
USD	611,294	EUR	560,000	Citibank N.A.	1/15/25	30,873
USD	1,737,259	EUR	1,585,057	Citibank N.A.	1/15/25	94,402
USD	924,765	GBP	709,642	Citibank N.A.	1/15/25	36,477
USD	896,615	GBP	690,862	Citibank N.A.	1/15/25	31,835
USD	504,897	JPY	74,294,126	Citibank N.A.	1/15/25	31,883
USD	129,179	MXN	2,548,435	Citibank N.A.	1/15/25	7,287
						$326,873

AUD	717,513	USD	460,000	Citibank N.A.	1/15/25	$(15,890)
CHF	404,519	EUR	435,000	Citibank N.A.	1/15/25	(4,383)
EUR	280,000	NOK	3,324,421	Citibank N.A.	1/15/25	(1,821)
EUR	290,000	USD	302,334	Citibank N.A.	1/15/25	(1,758)
EUR	750,000	USD	793,496	Citibank N.A.	1/15/25	(16,147)
GBP	500,000	USD	632,370	Citibank N.A.	1/15/25	(6,500)
JPY	45,191,440	EUR	280,000	Citibank N.A.	1/14/25	(2,509)
JPY	49,911,705	EUR	310,000	Citibank N.A.	1/15/25	(3,528)
JPY	41,419,466	EUR	260,000	Citibank N.A.	1/15/25	(5,773)
JPY	74,250,000	USD	493,591	Citibank N.A.	1/15/25	(20,858)
MXN	115,735	USD	5,554	Citibank N.A.	1/15/25	(19)
NOK	3,246,420	EUR	275,488	Citibank N.A.	1/15/25	(355)
						$(79,541)

Total						$247,332

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Financial futures contracts as of December 31, 2024:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	1	March 2025	$(3,046)	EUR	$138,224	Morgan Stanley & Co. LLC
10 Year U.S. Treasury Note	3	March 2025	(2,146)	USD	326,250	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	7	March 2025	(12,559)	USD	779,188	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	19	March 2025	(54,751)	USD	2,163,031	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	29	March 2025	(180,785)	USD	3,448,281	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	52	March 2025	(50,757)	USD	5,527,844	Morgan Stanley & Co. LLC
Total			$(304,044)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	4	March 2025	$573	USD	$822,438	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	2	March 2025	2,981	EUR	244,171	Morgan Stanley & Co. LLC
EURO-BTP FUTURE	1	March 2025	2,562	EUR	124,281	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	3	March 2025	1,333	EUR	332,461	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	3	March 2025	11,201	JPY	2,705,520	Morgan Stanley & Co. LLC
Total			$18,650
Interest rate swaps as of December 31, 2024:
Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)	Premium Paid/ (Received)	Unreal App (Dep)	Value
1.95%	EUR- BNPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	2/15/34	EUR 1,100	$0	$21,766	$21,766

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)	Premium Paid/ (Received)	Unreal App (Dep)	Value
0.94%	JPY- MSDWLDN	Pay	Yearly	Morgan Stanley & Co. LLC	10/15/34	JPY 188,000	$0	$8,096	$8,096
3.35%	USD- GSLDN	Pay	Yearly	Morgan Stanley & Co. LLC	8/20/54	USD 800	$0	$85,541	$85,541
							$0	$115,403	$115,403

1.01%	JPY- BNALDN	Pay	Yearly	Morgan Stanley & Co. LLC	5/1/34	JPY 79,800	$0	$(3,003)	$(3,003)
Total							$0	$112,400	$112,400
Credit default swaps buy protection as of December 31, 2024:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	1,851	$(39,818)	$(2,166)	$(41,984)
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	12,057	(258,254)	(15,221)	(273,475)
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	6,028	(129,532)	(7,194)	(136,726)
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	6,028	(129,116)	(7,610)	(136,726)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	6,029	$(128,541)	$(8,208)	$(136,749)
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	5,000	(103,129)	(10,280)	(113,409)
Total							$(788,390)	$(50,679)	$(839,069)

Abbreviations used are defined below:
AUD - Australian Dollar
Bobl - German Bundesobligationen
BTP - Italian Buoni del Tesoro Poliannuali
CHF - Swiss Franc
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar